SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Refund liability and impact of adoption of Topic 606 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability			¥ 1,585,970	¥ 830,019
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB2,115 and RMB17,214 as of December 31, 2018 and 2019, respectively)		$ 57,106	¥ 397,558	¥ 365,428
Subsequent event
Contract with Customer, Asset and Liability [Abstract]
Deferred revenue	¥ 183,329